RELATED-PARTY TRANSACTIONS (Details) ₽ in Millions, $ in Millions		12 Months Ended
	Apr. 27, 2018 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Apr. 27, 2018 USD ($)
RELATED-PARTY TRANSACTIONS
Accounts receivables				₽ 333	₽ 444
Prepaid expenses and other current assets				92	307
Accounts payables				24	70
Yandex.Market
RELATED-PARTY TRANSACTIONS
Online advertising revenue		₽ 290	$ 3.9	805	469
Revenue from subleasing and other services		1,141	15.4	1,738	1,001
Cost of revenues		8	0.1	29
Accounts receivables				302	407
Prepaid expenses and other current assets				16
Accounts payables				11	70
Yandex.Money
RELATED-PARTY TRANSACTIONS
Revenue from subleasing and other services		22	0.3	37	51
Fees for online payment commissions		314	4.3	783	432
Cost of revenues		86	1.2
Accounts receivables				31	37
Prepaid expenses and other current assets				76	₽ 307
Accounts payables				13
Senior employees
RELATED-PARTY TRANSACTIONS
Loans granted to related parties		₽ 38	$ 0.5	₽ 43
Interest rate, maximum		3.00%	3.00%
Sberbank | Yandex.Market B.V.
RELATED-PARTY TRANSACTIONS
Shares subscribed for new ordinary shares	₽ 30,000					$ 30,000.0
Outstanding shares allocated to management and an equity incentive pool	10.00%